Segment Analysis - Operating Income by Geographical Area (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of geographical areas [Line Items]
Total operating income	[1]	¥ 3,840,165	¥ 3,943,234	¥ 3,786,931
Japan [member]
Disclosure of geographical areas [Line Items]
Total operating income		1,127,452	1,439,152	1,802,842
Domestic [member]
Disclosure of geographical areas [Line Items]
Total operating income		1,127,452	1,439,152	1,802,842
Americas [member]
Disclosure of geographical areas [Line Items]
Total operating income		1,297,104	1,128,935	807,020
Europe and Middle East [member]
Disclosure of geographical areas [Line Items]
Total operating income		329,834	395,059	353,259
Asia and Oceania [member]
Disclosure of geographical areas [Line Items]
Total operating income		1,085,775	980,088	823,810
Foreign [member]
Disclosure of geographical areas [Line Items]
Total operating income		¥ 2,712,713	¥ 2,504,082	¥ 1,984,089

[1]	For the fiscal year ended March 31, 2025, the Group presented “Net gains (losses) arising from derecognition of financial assets at amortized cost” as a separate line item in the consolidated income statements. This line item was not presented separately in prior years but was included within “Other income” and “Other expenses.” The comparative amounts have been restated to conform to the current presentation.